RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Time charter revenues from related parties	$ 41,555	$ 0	$ 0
Related party interest expense	(4,200)	0	(2,000)
Related party interest income	200	0	0
Golar LNG Limited
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	26,718	(10,623)	(11,242)
Reivables (payables) from related parties	7,128	(29,851)
Golar LNG Limited | Time Charter Revenues
Related Party Transaction [Line Items]
Time charter revenues from related parties	41,555	0	0
Golar LNG Limited | Management and Administrative Service Fees
Related Party Transaction [Line Items]
Related party management and administrative fee recharges	(2,949)	(2,877)	(2,569)
Golar LNG Limited | Ship Management Fees
Related Party Transaction [Line Items]
Related party expenses	(7,577)	(7,746)	(6,701)
Golar LNG Limited | Interest Expense, Bonds
Related Party Transaction [Line Items]
Related party interest expense	0	0	(1,972)
Golar LNG Limited | Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Related party interest expense	(4,217)	0	0
Golar LNG Limited | Interest Income on Short-term Credit Facility
Related Party Transaction [Line Items]
Related party interest income	203	0	0
Golar LNG Limited | Share Options Expense Recharge
Related Party Transaction [Line Items]
Related party expenses	(297)	0	$ 0
Golar LNG Limited | Trading Balances Due to Affiliates
Related Party Transaction [Line Items]
Reivables (payables) from related parties	4,400	(13,337)
Golar LNG Limited | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Reivables (payables) from related parties	2,728	3,486
Golar LNG Limited | Short Term Debt Related Party Transaction
Related Party Transaction [Line Items]
Reivables (payables) from related parties	$ 0	$ (20,000)